Note 8 - Employee Costs Payable	12 Months Ended
Nov. 30, 2016
Compensation Related Costs [Abstract]
Employee Costs Payable

As at November 30, 2016, the Company had $838,905 (2015 - $Nil) accrued bonus payable to executive officers of the Company and had $205,246 (2015 - $175,172) accrued vacation payable to certain employees. These balances are due on demand and therefore presented as current liabilities.